Long-term Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-term Debt
Long-term debt
Long-term debt consists of the following:

As of December 31	2016	2017
(in millions)	EUR	EUR

EUR 600 million 5.75 percent senior notes due 2017, carrying amount	243.3	—
EUR 500 million 0.625 percent senior notes due 2022, carrying amount	489.5	487.8
EUR 750 million 3.375 percent senior notes due 2023, carrying amount	842.3	820.6
EUR 1,000 million 1.375 percent senior notes due 2026, carrying amount	956.3	947.8
EUR 750 million 1.625 percent senior notes due 2027, carrying amount	746.3	732.1
Loan headquarter building [1]	26.6	25.2
Other	15.2	11.8
Long-term debt	3,319.5	3,025.3
Less: current portion of long-term debt	247.7	25.2
Non-current portion of long-term debt	3,071.8	3,000.1

1.	This loan relates to our variable interest entity, see Note 13 Property, plant and equipment.
Our obligations to make principal repayments under our Eurobonds and other borrowing arrangements excluding interest expense as of December 31, 2017:

(in millions)	EUR
2018	28.0
2019	1.8
2020	1.8
2021	1.8
2022	501.8
Thereafter	2,500.4
Long-term debt	3,035.6
Less: current portion of long-term debt	28.0
Non-current portion of long-term debt	3,007.6

For the years 2018-2021 the obligations relate to lease payments. The years thereafter mainly relate to repayments under our Eurobonds.
Eurobonds
The following table summarizes the carrying amount of our outstanding Eurobonds, including the fair value of interest rate swaps used to hedge the change in the fair value of the Eurobonds:

As of December 31	2016	2017
(in millions)	EUR	EUR
Amortized cost amount	3,212.5	2,976.6
Fair value interest rate swaps [1]	65.1	11.7
Carrying amount	3,277.6	2,988.3

1.	The fair value of the interest rate swaps excludes accrued interest.
In June 2007, we completed an offering of our EUR 600 million 5.75 percent senior notes due 2017, with interest payable annually on June 13. The notes were redeemed at 100 percent of their principal amount by the final payment of EUR 238.3 million on June 13, 2017.
In September 2013, we completed an offering of our EUR 750 million 3.375 percent senior notes due 2023, with interest payable annually on September 19. The notes are redeemable at the option of ASML, in whole or in part, at any time by paying a make whole premium, and unless previously redeemed, will be redeemed at 100 percent of their principal amount on September 19, 2023.
In July 2016, we completed an offering of our EUR 500 million 0.625 percent senior notes due 2022, with interest payable annually on July 7. The notes are redeemable at the option of ASML, in whole or in part, at any time by paying a make whole premium, and unless previously redeemed, will be redeemed at 100 percent of their principal amount on July 7, 2022.
In July 2016, we completed an offering of our EUR 1,000 million 1.375 percent senior notes due 2026, with interest payable annually on July 7. The notes are redeemable at the option of ASML, in whole or in part, at any time by paying a make whole premium, and unless previously redeemed, will be redeemed at 100 percent of their principal amount on July 7, 2026.
In November 2016, we completed an offering of our EUR 750 million 1.625 percent senior notes due 2027, with interest payable annually on May 28. The notes are redeemable at the option of ASML, in whole or in part, at any time by paying a make whole premium, and unless previously redeemed, will be redeemed at 100 percent of their principal amount on May 28, 2027.
The Eurobonds serve as hedged items in fair value hedge relationships in which we hedge the variability of changes in the fair value of our Eurobonds due to changes in market interest rates with interest rate swaps. The fair value changes of these interest rate swaps are recorded on the Consolidated Balance Sheets under derivative financial instruments (within other current assets, other non-current assets, current accrued and other liabilities and non-current accrued and or liabilities) and the carrying amount of the Eurobonds is adjusted for these fair value changes only. Following the redemption of the final part, EUR 238.3 million, of our EUR 600 million 5.75 percent senior notes due 2017, the corresponding part of interest rate swaps was simultaneously terminated in 2017.
The following table summarizes the estimated fair value of our Eurobonds:

As of December 31	2016	2017
(in millions)	EUR	EUR
Principal amount	3,238.2	3,000.0
Carrying amount	3,277.6	2,988.3
Fair value [1]	3,386.2	3,193.2

1.	Source: Bloomberg Finance LP.
The fair value of our Eurobonds is estimated based on quoted market prices as of December 31, 2017. Due to changes in market interest rates and credit spreads since the issue of our Eurobonds which carry a fixed coupon interest rate, the fair value deviates from the principal amount.